Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Schedule of Property Plant and Equipment (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 23,019,016
Ending balance	26,795,725		R$ 23,019,016
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,399,482		31,392,391
Additions	6,831,106		6,687,120
Business Combination	117,751
Write-offs	(609,314)		(877,373)
Transfers	511,644	[1]	(29,852)
Impairment			(6,155)
Exchange differences	(103,479)		233,351
Ending balance	44,147,190		37,399,482
Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,380,466)		(10,152,417)
Additions	(1,873,898)		(1,912,928)
Write-offs	410,586		577,142
Transfers	(372,180)	[1]	(22,468)
Impairment	(1,173,564)		(2,777,883)
Exchange differences	38,057		(91,912)
Ending balance	(17,351,465)		(14,380,466)
Land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,877,955
Ending balance	1,796,476		1,877,955
Land, buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,568,098		2,217,585
Additions	4,433		5,626
Business Combination	69,516
Write-offs	(36,980)		(9,310)
Transfers	(3,282)	[1]	299,824
Impairment
Exchange differences	(23,278)		54,373
Ending balance	2,578,507		2,568,098
Land, buildings and improvements [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(690,143)		(626,951)
Additions	(67,006)		(57,606)
Write-offs	29,568		4,041
Transfers	4,802	[1]	5,401
Impairment	(64,945)
Exchange differences	5,693		(15,028)
Ending balance	(782,031)		(690,143)
Machines, equipment and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,628,344
Ending balance	2,746,515		2,628,344
Machines, equipment and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,946,765		2,099,263
Additions	19,031		3,787
Business Combination	40,808
Write-offs	(183,846)		(81,099)
Transfers	543,847	[1]	1,823,557
Impairment
Exchange differences	(43,258)		101,257
Ending balance	4,323,347		3,946,765
Machines, equipment and installations [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,318,421)		(907,235)
Additions	(310,324)		(222,846)
Write-offs	139,817		73,206
Transfers	5,121	[1]	(6,881)
Impairment	(109,882)		(213,621)
Exchange differences	16,857		(41,044)
Ending balance	(1,576,832)		(1,318,421)
Wagons and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,225,509
Ending balance	4,733,592		4,225,509
Wagons and locomotives [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,176,942		8,698,521
Additions
Business Combination
Write-offs	(217,586)		(519,465)
Transfers	1,813,920	[1]	997,886
Impairment
Exchange differences
Ending balance	10,773,276		9,176,942
Wagons and locomotives [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,951,433)		(3,866,953)
Additions	(685,250)		(627,303)
Write-offs	233,214		457,597
Transfers	(438,372)	[1]	(23,170)
Impairment	(197,843)		(891,604)
Exchange differences
Ending balance	(6,039,684)		(4,951,433)
Permanent railways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,103,036
Ending balance	7,607,809		7,103,036
Permanent railways [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,814,183		12,852,330
Additions
Business Combination
Write-offs	(5,729)		(209,845)
Transfers	1,771,884	[1]	1,171,698
Impairment
Exchange differences
Ending balance	15,580,338		13,814,183
Permanent railways [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,711,147)		(4,510,495)
Additions	(754,132)		(938,312)
Write-offs	(49,980)		5,099
Transfers	55,882	[1]
Impairment	(513,152)		(1,267,439)
Exchange differences
Ending balance	(7,972,529)		(6,711,147)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,665,904
Ending balance	9,708,242		6,665,904
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,080,796		4,785,955
Additions	6,804,853		6,673,050
Business Combination	29
Write-offs	(82,843)		(11,116)
Transfers	(3,385,532)	[1]	(4,371,472)
Impairment			(6,155)
Exchange differences	(6,566)		10,534
Ending balance	10,410,737		7,080,796
Construction in progress [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(414,892)		(13,379)
Additions
Write-offs
Transfers		[1]
Impairment	(287,603)		(401,513)
Exchange differences
Ending balance	(702,495)		(414,892)
Others assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	518,268
Ending balance	203,091		518,268
Others assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	812,698		738,737
Additions	2,789		4,657
Business Combination	7,398
Write-offs	(82,330)		(46,538)
Transfers	(229,193)	[1]	48,655
Impairment
Exchange differences	(30,377)		67,187
Ending balance	480,985		812,698
Others assets [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(294,430)		(227,404)
Additions	(57,186)		(66,861)
Write-offs	57,967		37,199
Transfers	387	[1]	2,182
Impairment	(139)		(3,706)
Exchange differences	15,507		(35,840)
Ending balance	R$ (277,849)		R$ (294,430)

[1]	The remaining balance in the transfers line includes the amount of R$ 105,029 for recoverable taxes, R$ 69,881 from intangible assets, and R$ 314,374 from right-of-use.